SIF contribution liability - Narratives (Details) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 06, 2025	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
SIF contribution liability
Reverse stock split conversion ratio	0.10		0.1	0.10	0.10
SIF contribution liability
SIF contribution liability
Financial liability		$ 45,141	$ 45,141
Fair value of the contingent contribution repayment obligation		$ 131	$ 131	$ 102
Probability of cash repayment		0.01	0.01	0.01
Reverse stock split conversion ratio					10
SIF contribution liability | Share price
SIF contribution liability
Liability, measurement input | $ / shares		1.65	1.65	1.28	9.3
Sensitivity analysis, fair value, financial liability, percentage impact		20.00%	20.00%	20.00%
Sensitivity analysis, impact on financial liability fair value due to increase in input		$ 17,500	$ 17,500	$ 5,700
Sensitivity analysis, impact on financial liability fair value due to decrease in input		$ 17,500	$ 17,500	$ 4,700
SIF contribution liability | Cash repayment Probability
SIF contribution liability
Sensitivity analysis, fair value, financial liability, percentage impact		5.00%	5.00%	5.00%
Funding liability
SIF contribution liability
Fair value of the contingent contribution repayment obligation				$ 102	$ 93
Probability of cash repayment				0.01
Probability of repayment via warrants		0.01	0.01	1	0.01
Funding liability | Share price
SIF contribution liability
Sensitivity analysis, impact on financial liability fair value due to increase in input		$ 4,200	$ 4,200	$ 500